Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments
Financial Instruments

Note 6 Financial Information as per operating segments

The Company has defined three Operating segments, essentially defined with respect to its revenues in the geographic areas of commercial activity: 1. Chile, 2. International business and 3. Wine.

These Operating segments mentioned are consistent with the way the Company is managed and how results are reported by CCU. These segments reflect separate operating results which are regularly reviewed by the chief operating decision maker in order to make decisions about the resources to be allocated to the segment and assess its performance.

Operating segment	Products and services
Chile	Beers, non-alcoholic beverages, spirits and SSU.
International Business	Beers, cider, non-alcoholic beverages and spirits in Argentina, Uruguay, Paraguay and Bolivia.
Wines	Wines, mainly in export markets to more 80 countries.

Corporate revenues and expenses are presented within Others. Additionally, under Others, the elimination of transactions carried out between segments is presented.

The Company does not have any customers representing more than 10% of consolidated revenues.

The detail of the segments is presented in the following tables:

a)	Information as per operating segments for the years ended December 31, 2025 and 2024:

	Chile		International Business		Wines		Others		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net sales	1,837,966,076	1,769,032,771	768,791,380	823,528,981	253,853,526	254,751,837	-	-	2,860,610,982	2,847,313,589
Others income	28,305,748	21,367,724	10,393,443	25,507,800	7,343,807	7,724,873	2,971,468	2,652,468	49,014,466	57,252,865
Sales revenue between segments	48,255,800	38,843,163	1,110,962	1,081,496	15,291,649	20,161,213	(64,658,411)	(60,085,872)	-	-
Net sales	1,914,527,624	1,829,243,658	780,295,785	850,118,277	276,488,982	282,637,923	(61,686,943)	(57,433,404)	2,909,625,448	2,904,566,454
Change %	4.7	-	(8.2)	-	(2.2)	-	-	-	0.2	-
Cost of sales	(1,059,252,161)	(1,018,348,069)	(423,947,022)	(440,460,850)	(172,949,445)	(170,264,143)	38,114,401	38,115,285	(1,618,034,227)	(1,590,957,777)
% of Net sales	55.3	55.7	54.3	51.8	62.6	60.2	-	-	55.6	54.8
Gross margin	855,275,463	810,895,589	356,348,763	409,657,427	103,539,537	112,373,780	(23,572,542)	(19,318,119)	1,291,591,221	1,313,608,677
% of Net sales	44.7	44.3	45.7	48.2	37.4	39.8	-	-	44.4	45.2
MSD&A (1)	(636,845,288)	(608,537,795)	(345,680,661)	(381,386,158)	(81,522,452)	(84,387,899)	(10,359,778)	(12,120,538)	(1,074,408,179)	(1,086,432,390)
% of Net sales	33.3	33.3	44.3	44.9	29.5	29.9	-	-	36.9	37.4
Others operating income (expenses)	1,959,420	3,048,305	(1,168,611)	(1,485,507)	1,146,117	1,169,235	1,729,297	32,793,570	3,666,223	35,525,603
Adjusted operating result (2)	220,389,595	205,406,099	9,499,491	26,785,762	23,163,202	29,155,116	(32,203,023)	1,354,913	220,849,265	262,701,890
Change %	7.3	-	(64.5)	-	(20.6)	-	-	-	(15.9)	-
% of Net sales	11.5	11.2	1.2	3.2	8.4	10.3	-	-	7.6	9.0
Net financial expense	-	-	-	-	-	-	-	-	(52,425,471)	(59,063,225)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	-	-	-	-	-	-	-	-	(14,352,591)	(9,494,703)
Gains (losses) on exchange differences	-	-	-	-	-	-	-	-	1,473,550	(17,797,269)
Result as per adjustment units	-	-	-	-	-	-	-	-	(17,631,014)	(10,722,033)
Other gains (losses)	-	-	-	-	-	-	-	-	(27,672,922)	(94,937)
Income before taxes									110,240,817	165,529,723
Income tax (expense) benefit									27,051,867	11,015,074
Net income for year (4)									137,292,684	176,544,797
Non-controlling interests									20,140,477	15,600,659
Net income attributable to equity holders of the parent									117,152,207	160,944,138
Depreciation and amortization	92,383,928	84,673,402	45,806,575	51,659,761	12,436,531	12,673,960	4,731,659	4,227,101	155,358,693	153,234,224
ORBDA (3)	312,773,523	290,079,501	55,306,066	78,445,523	35,599,733	41,829,076	(27,471,364)	5,582,014	376,207,958	415,936,114
Change %	7.8	-	(29.5)	-	(14.9)	-	(592.1)	-	(9.6)	-
% of Net sales	16.3	15.9	7.1	9.2	12.9	14.8	-	-	12.9	14.3

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units, Other gains (losses) and income taxes).
(3)	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).
(4)	The sale of a portion of land located in the district of Quilicura, Metropolitan Region, as described in Note 14 - Non-current assets held for sale, letter a), generated an increase in ROADA of ThCh$ 28,668,933 and effect on net income of ThCh$ 20,928,321 in the consolidated results as of December 2024.

b)	Information as per operating segments for the years ended December 31, 2024 and 2023:

	Chile		International Business		Wines		Others		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net sales	1,769,032,771	1,714,560,272	823,528,981	566,277,644	254,751,837	234,510,659	-	-	2,847,313,589	2,515,348,575
Others income	21,367,724	22,428,784	25,507,800	19,740,170	7,724,873	5,495,301	2,652,468	2,543,237	57,252,865	50,207,492
Sales revenue between segments	38,843,163	21,982,179	1,081,496	466,547	20,161,213	12,819,535	(60,085,872)	(35,268,261)	-	-
Net sales	1,829,243,658	1,758,971,235	850,118,277	586,484,361	282,637,923	252,825,495	(57,433,404)	(32,725,024)	2,904,566,454	2,565,556,067
Change %	4.0	-	45.0	-	11.8	-	-	-	13.2	-
Cost of sales	(1,018,348,069)	(953,938,348)	(440,460,850)	(285,512,340)	(170,264,143)	(156,502,790)	38,115,285	17,341,512	(1,590,957,777)	(1,378,611,966)
% of Net sales	55.7	54.2	51.8	48.7	60.2	61.9	-	-	54.8	53.7
Gross margin	810,895,589	805,032,887	409,657,427	300,972,021	112,373,780	96,322,705	(19,318,119)	(15,383,512)	1,313,608,677	1,186,944,101
% of Net sales	44.3	45.8	48.2	51.3	39.8	38.1	-	-	45.2	46.3
MSD&A (1)	(608,537,795)	(601,496,981)	(381,386,158)	(243,405,220)	(84,387,899)	(77,362,794)	(12,120,538)	(14,007,196)	(1,086,432,390)	(936,272,191)
% of Net sales	33.3	34.2	44.9	41.5	29.9	30.6	-	-	37.4	36.5
Others operating income (expenses)	3,048,305	1,049,865	(1,485,507)	(13,487)	1,169,235	1,058,998	32,793,570	515,889	35,525,603	2,611,265
Adjusted operating result (2)	205,406,099	204,585,771	26,785,762	57,553,314	29,155,116	20,018,909	1,354,913	(28,874,819)	262,701,890	253,283,175
Change %	0.4	-	(53.5)	-	45.6	-	-	-	3.7	-
% of Net sales	11.2	11.6	3.2	9.8	10.3	7.9	-	-	9.0	9.9
Net financial expense	-	-	-	-	-	-	-	-	(59,063,225)	(37,620,556)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	-	-	-	-	-	-	-	-	(9,494,703)	(19,217,758)
Gains (losses) on exchange differences	-	-	-	-	-	-	-	-	(17,797,269)	(65,944,570)
Result as per adjustment units	-	-	-	-	-	-	-	-	(10,722,033)	(14,025,895)
Other gains (losses)	-	-	-	-	-	-	-	-	(94,937)	(13,316,208)
Income before taxes									165,529,723	103,158,188
Income tax (expense) benefit									11,015,074	15,267,255
Net income for year (4)									176,544,797	118,425,443
Non-controlling interests									15,600,659	12,772,715
Net income attributable to equity holders of the parent									160,944,138	105,652,728
Depreciation and amortization	84,673,402	78,823,699	51,659,761	28,010,403	12,673,960	12,165,441	4,227,101	7,119,655	153,234,224	126,119,198
ORBDA (3)	290,079,501	283,409,470	78,445,523	85,563,717	41,829,076	32,184,350	5,582,014	(21,755,164)	415,936,114	379,402,373
Change %	2.4	-	(8.3)	-	30.0	-	(125.7)	-	9.6	-
% of Net sales	15.9	16.1	9.2	14.6	14.8	12.7	-	-	14.3	14.8

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units, Other gains (losses) and income taxes).
(3)	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).
(4)	The sale of a portion of land located in the district of Quilicura, Metropolitan Region, as described in Note 14 - Non-current assets held for sale, letter a), generated an increase in ROADA of ThCh$ 28,668,933 and effect on net income of ThCh$ 20,928,321 in the consolidated results as of December 2024.

Sales information by geographic location

Net sales per geographical location	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Chile (1)	2,103,379,498	2,048,580,027	1,960,179,879
Argentina (2)	630,540,720	696,005,518	479,815,516
Uruguay	37,151,204	36,576,723	34,750,501
Paraguay	114,068,945	92,497,797	70,348,122
Bolivia	24,485,081	30,906,389	20,462,049
Foreign countries	806,245,950	855,986,427	605,376,188
Total	2,909,625,448	2,904,566,454	2,565,556,067
(1)	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
(2)	Includes net sales made by the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L., registered under the Wines Operating segment and Chile Operating segment, respectively.

Sales information by customer

Net Sales	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Domestic sales	2,776,833,607	2,770,814,520	2,448,913,805
Exports sales	132,791,841	133,751,934	116,642,262
Total	2,909,625,448	2,904,566,454	2,565,556,067

Sales information by product category

Sales information by product category	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Alcoholic business	1,820,221,035	1,885,902,502	1,618,117,846
Non-alcoholic business	1,040,389,947	961,411,087	897,230,729
Others (1)	49,014,466	57,252,865	50,207,492
Total	2,909,625,448	2,904,566,454	2,565,556,067
(1)	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.

Depreciation and amortization as per operating segments

Depreciation and amortization	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Chile operating segment	92,383,928	84,673,402	78,823,699
International Business operating segment	45,806,575	51,659,761	28,010,403
Wines operating segment	12,436,531	12,673,960	12,165,441
Others (1)	4,731,659	4,227,101	7,119,655
Total	155,358,693	153,234,224	126,119,198
(1)	Includes depreciation and amortization corresponding to the Corporate Support Units.

Cash flows Operating Segments

Cash flows Operating Segments	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Cash flows from operating activities	239,050,524	287,516,727	294,097,407
Chile operating segment	201,226,400	151,388,387	131,525,546
International business operating segment	33,108,355	59,970,855	69,414,222
Wines operating segment	23,115,079	40,445,090	21,783,654
Others (1)	(18,399,310)	35,712,395	71,373,985

Cash flows from investing activities	(164,300,459)	(118,294,251)	(137,231,817)
Chile operating segment	(81,890,564)	(89,738,925)	(60,441,964)
International business operating segment	(47,783,738)	(50,729,308)	(38,973,597)
Wines operating segment	(9,717,248)	(11,656,348)	(11,310,213)
Others (1)	(24,908,909)	33,830,330	(26,506,043)

Cash flows from financing activities	(206,579,415)	(125,035,774)	(118,036,175)
Chile operating segment	(26,572,008)	(38,133,807)	(27,109,286)
International business operating segment	8,699,321	5,058,733	1,426,434
Wines operating segment	(6,130,574)	(26,326,863)	(5,351,845)
Others (1)	(182,576,154)	(65,633,837)	(87,001,478)

(1)	Others include Corporate Support Units.

Capital expenditures as per operating segments

Capital expenditures (property, plant and equipment and intangible assets)	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Chile operating segment	83,141,872	90,611,005	80,678,753
International Business operating segment	50,101,720	52,832,489	36,284,427
Wines operating segment	9,732,233	11,711,984	11,600,973
Others (1)	13,925,556	4,930,706	883,687
Total	156,901,381	160,086,184	129,447,840
(1)	Others include the capital investments corresponding to the Corporate Support Units.

Assets as per operating segments

Assets as per Operating segment	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Chile operating segment	1,811,415,479	1,801,212,657
International Business operating segment	800,908,475	987,649,086
Wines operating segment	452,659,415	459,435,444
Others (1)	580,403,600	741,419,803
Total	3,645,386,969	3,989,716,990
(1)	Includes assets corresponding to the Corporate Support Units.

Assets per geographic location

Assets per geographical location	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Chile (1)	2,795,486,101	2,940,871,838
Argentina (2)	704,892,248	900,201,584
Uruguay	42,586,175	41,006,180
Paraguay	63,400,945	56,257,348
Bolivia	35,949,772	47,985,109
Others (3)	3,071,728	3,394,931
Total	3,645,386,969	3,989,716,990
(1)	Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.
(2)	Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L. registered under the Wines Operating segment and Chile Operating segment, respectively.
(3)	Includes the assets of the subsidiaries VSPT US LLC, VSPT UK Ltd. and VSPT Winegroup (Shangai) Limited.

Liabilities as per operating segments

Liabilities as per Operating segment	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Chile operating segment	529,630,254	776,980,472
International Business operating segment	361,202,129	456,260,455
Wines operating segment	158,858,410	165,011,985
Others (1)	979,235,673	918,948,768
Total	2,028,926,466	2,317,201,680
(1)	Others include liabilities corresponding to the Corporate Support Units.

Operating Segment’s additional information

The following is a reconciliation of our Net income for the period, the main comparable IFRS measure to Adjusted Operating Result for the periods ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Net income of year	137,292,684	176,544,797	118,425,443
Add (Subtract):
Other gains (losses)	27,672,922	94,937	13,316,208
Finance income	(27,522,243)	(38,102,053)	(39,402,492)
Finance costs	79,947,714	97,165,278	77,023,048
Share of net income (loss) of joint ventures and associates accounted for using the equity method	14,352,591	9,494,703	19,217,758
Gains (losses) on exchange differences	(1,473,550)	17,797,269	65,944,570
Result as per adjustment units	17,631,014	10,722,033	14,025,895
Income tax (expense) benefit	(27,051,867)	(11,015,074)	(15,267,255)
Adjusted operating result	220,849,265	262,701,890	253,283,175
Depreciation and amortization	155,358,693	153,234,224	126,119,198
ORBDA	376,207,958	415,936,114	379,402,373

The following is a reconciliation of the consolidated amounts presented for MSD&A with the comparable amounts presented on the face of our consolidated statement of income:

	For the years ended December 31.
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Consolidated statement of income
Distribution costs	(547,393,154)	(536,420,140)	(470,120,810)
Administrative expenses	(205,911,739)	(214,915,089)	(197,256,571)
Others expenses by function	(329,266,797)	(339,783,068)	(270,703,334)
Others expenses included in ´Others expenses by function´	8,163,511	4,685,907	1,808,524
Total MSD&A	(1,074,408,179)	(1,086,432,390)	(936,272,191)

Note 7 Financial Instruments

Financial instruments categories

The carrying amounts of each financial instrument category are detailed as follows:

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	1,066,394	-	3,844,406	-
Marketable securities and investments in other companies	1,217,147	-	822,287	-
Derivatives designated as hedges	7,643,747	26,067,779	7,232,588	30,060,601
Total others financial assets	9,927,288	26,067,779	11,899,281	30,060,601
Accounts receivavble - trade and other current receivables (net)	473,691,412	4,954,334	506,711,173	5,966,414
Accounts receivable from related parties	16,123,780	1,134,264	15,501,990	844,344
Total accounts receivables	489,815,192	6,088,598	522,213,163	6,810,758
Sub-Total financial assets	499,742,480	32,156,377	534,112,444	36,871,359
Cash and cash equivalents	519,175,929	-	707,122,815	-
Total financial assets	1,018,918,409	32,156,377	1,241,235,259	36,871,359
Bank borrowings	124,816,755	39,713,245	41,257,611	166,647,324
Bond payable	41,058,780	992,483,210	98,433,154	1,059,003,920
Deposits for return of bottles and containers	11,987,324	-	11,772,459	-
Total financial liabilities measured at amortized cost	177,862,859	1,032,196,455	151,463,224	1,225,651,244
Derivatives not designated as hedges	8,361,749	-	652,079	-
Derivatives designated as hedges	2,609,858	8,587,079	4,086,699	8,580,478
Total financial derivative liabilities	10,971,607	8,587,079	4,738,778	8,580,478
Total others financial liabilities (*)	188,834,466	1,040,783,534	156,202,002	1,234,231,722
Lease Liabilities	9,689,870	42,232,779	9,451,551	39,782,317
Total lease liabilities (**)	9,689,870	42,232,779	9,451,551	39,782,317
Trade and other current payables	460,627,211	-	514,887,185	45,275
Accounts payable to related parties	24,463,561	2,034,279	36,417,518	-
Total commercial obligations and other accounts payable	485,090,772	2,034,279	551,304,703	45,275
Total financial liabilities	683,615,108	1,085,050,592	716,958,256	1,274,059,314

(*)	See Note 21 - Other financial liabilities.
(**)	See Note 22 - Lease liabilities.

Fair value of Financial instruments

The following tables show fair values, based on financial instrument categories, compared to the carrying amount included in the Consolidated Statements of Financial Position:

a)	Financial assets and liabilities are detailed as follows:

	As of December 31, 2025		As of December 31, 2024
	Book Value	Fair Value	Book Value	Fair Value
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	1,066,394	1,066,394	3,844,406	3,844,406
Marketable securities and investments in other companies	1,217,147	1,217,147	822,287	822,287
Derivatives designated as hedges	33,711,526	33,711,526	37,293,189	37,293,189
Total others financial assets	35,995,067	35,995,067	41,959,882	41,959,882
Accounts receivavble - trade and other current receivables (net)	478,645,746	478,645,746	512,677,587	512,677,587
Accounts receivable from related parties	17,258,044	17,258,044	16,346,334	16,346,334
Total accounts receivables	495,903,790	495,903,790	529,023,921	529,023,921
Sub-Total financial assets	531,898,857	531,898,857	570,983,803	570,983,803
Cash and cash equivalents	519,175,929	519,175,929	707,122,815	707,122,815
Total financial assets	1,051,074,786	1,051,074,786	1,278,106,618	1,278,106,618
Bank borrowings	164,530,000	164,390,295	207,904,935	215,234,323
Bond payable	1,033,541,990	884,782,956	1,157,437,074	1,065,681,949
Deposits for return of bottles and containers	11,987,324	11,987,324	11,772,459	11,772,459
Total financial liabilities measured at amortized cost	1,210,059,314	1,061,160,575	1,377,114,468	1,292,688,731
Derivatives not designated as hedges	8,361,749	8,361,749	652,079	652,079
Derivatives designated as hedges	11,196,937	11,196,937	12,667,177	12,667,177
Total financial derivative liabilities	19,558,686	19,558,686	13,319,256	13,319,256
Total others financial liabilities (*)	1,229,618,000	1,080,719,261	1,390,433,724	1,306,007,987
Lease Liabilities	51,922,649	51,922,649	49,233,868	49,233,868
Total lease liabilities (**)	51,922,649	51,922,649	49,233,868	49,233,868
Trade and other current payables	460,627,211	460,627,211	514,932,460	514,932,460
Accounts payable to related parties	26,497,840	26,497,840	36,417,518	36,417,518
Total commercial obligations and other accounts payable	487,125,051	487,125,051	551,349,978	551,349,978
Total financial liabilities	1,768,665,700	1,619,766,961	1,991,017,570	1,906,591,833

(*)	See Note 21 - Other financial liabilities.
(**)	See Note 22 - Lease liabilities.

The carrying amount of cash and cash equivalents, other financial assets, deposits for return of bottles and containers, put option liability and lease liabilities approximate their fair value due to their short-term nature or by its valuation methodology while loans receivable and accounts receivable are due to the fact that any collection loss is already reflected in the impairment loss provision.

The fair value of non-derivative financial assets and liabilities that are not quoted in active markets are estimated through the use of discounted cash flows calculated on market variables observed as of the date of the financial statements. The fair value of derivative instruments is estimated through the discount of future cash flows, determined according to information observed in the market or to variables and prices obtained from third parties.

The fair value of bank borrowings and Bonds payable has hierarchy level 2 of fair value.

b)	Financial instruments by category:

As of December 31, 2025	Fair value with changes in income	Financial assets measured at amortized cost	Fair value with changes in comprehension income	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivatives not designated as hedges	1,066,394	-	-	1,066,394
Marketable securities and investments in other companies	1,217,147	-	-	1,217,147
Derivatives designated as hedges	-	-	33,711,526	33,711,526
Total others financial assets	2,283,541	-	33,711,526	35,995,067
Cash and cash equivalents	-	519,175,929	-	519,175,929
Trade and other receivable	-	478,645,746	-	478,645,746
Accounts receivable from related parties	-	17,258,044	-	17,258,044
Total financial assets	2,283,541	1,015,079,719	33,711,526	1,051,074,786

As of December 31, 2025	Fair value with changes in income	Fair value with changes in comprehension income	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	164,530,000	164,530,000
Bond payable	-	-	1,033,541,990	1,033,541,990
Deposits for return of bottles and containers	-	-	11,987,324	11,987,324
Derivatives not designated as hedges	8,361,749	-	-	8,361,749
Derivatives designated as hedges	-	11,196,937	-	11,196,937
Total Others financial liabilities	8,361,749	11,196,937	1,210,059,314	1,229,618,000
Lease liabilities	-	-	51,922,649	51,922,649
Trade and other current payables	-	-	460,627,211	460,627,211
Accounts payable to related parties	-	-	26,497,840	26,497,840
Total financial liabilities	8,361,749	11,196,937	1,749,107,014	1,768,665,700

As of December 31, 2024	Fair value with changes in income	Financial assets measured at amortized cost	Fair value with changes in comprehension income	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivatives not designated as hedges	3,844,406	-	-	3,844,406
Marketable securities and investments in other companies	822,287	-	-	822,287
Derivatives designated as hedges	-	-	37,293,189	37,293,189
Total others financial assets	4,666,693	-	37,293,189	41,959,882
Cash and cash equivalents	-	707,122,815	-	707,122,815
Trade and other receivable	-	512,677,587	-	512,677,587
Accounts receivable from related parties	-	16,346,334	-	16,346,334
Total financial assets	4,666,693	1,236,146,736	37,293,189	1,278,106,618

As of December 31, 2024	Fair value with changes in income	Fair value with changes in comprehension income	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	207,904,935	207,904,935
Bond payable	-	-	1,157,437,074	1,157,437,074
Deposits for return of bottles and containers	-	-	11,772,459	11,772,459
Derivatives not designated as hedges	652,079	-	-	652,079
Derivatives designated as hedges	-	12,667,177	-	12,667,177
Total Others financial liabilities	652,079	12,667,177	1,377,114,468	1,390,433,724
Lease liabilities	-	-	49,233,868	49,233,868
Trade and other current payables	-	-	514,932,460	514,932,460
Accounts payable to related parties	-	-	36,417,518	36,417,518
Total financial liabilities	652,079	12,667,177	1,977,698,314	1,991,017,570

Derivative Instruments

The detail of maturities, number of derivative agreements, contracted nominal amounts, fair values and the classification of such derivative instruments by type of agreement at the closing of each year, are detailed as follows:

	As of December 31, 2025				As of December 31, 2024
	Number of agreements	Nominal amounts thousand	Asset	Liability	Number of agreements	Nominal amounts thousand	Asset	Liability
			ThCh$	ThCh$			ThCh$	ThCh$
Cross currency swaps UF/CLP	2	3,500	33,711,526	11,196,937	2	3,500	36,218,088	11,237,316
Less than a year	-	-	7,643,747	2,609,858			6,157,487	2,656,838
Between 1 and 5 years	2	3,500	4,281,953	8,587,079			11,634,471	8,580,478
More than 5 years	-	-	21,785,826	-			18,426,130	-
Cross currency swaps UF/EURO	-	-	-	-	1	296	1,075,101	-
Less than a year	-	-	-	-			1,075,101	-
Cross currency swaps UF/USD	-	-	-	-	1	479	-	1,429,861
Less than a year	-	-	-	-			-	1,429,861
Subtotal hedging derivatives	2		33,711,526	11,196,937	4		37,293,189	12,667,177
Forwards USD	33	304,780	898,611	8,174,785	24	156,838	3,783,635	531,473
Less than a year	33	304,780	898,611	8,174,785	24	156,838	3,783,635	531,473
Forwards Euro	9	19,071	141,785	166,607	9	12,876	26,092	103,889
Less than a year	9	19,071	141,785	166,607	9	12,876	26,092	103,889
Forwards CAD	2	1,770	19,208	-	1	1,830	-	7,347
Less than a year	2	1,770	19,208	-	1	1,830	-	7,347
Forwards GBP	6	721	6,790	20,357	7	1,192	33,795	9,370
Less than a year	6	721	6,790	20,357	7	1,192	33,795	9,370
Forwards CHF	-	-	-	-	1	140	884	-
Less than a year	-	-	-	-	1	140	884	-
Subtotal derivatives with effects on income	50		1,066,394	8,361,749	42		3,844,406	652,079
Total instruments	52		34,777,920	19,558,686	46		41,137,595	13,319,256

These derivative agreements have been entered into as a hedge of exchange rate risk exposure. In the case of forwards, the Company does not comply with the formal requirements for hedging designation; consequently, their effects are recorded in Income, in Other gains (losses).

In the case of Cross Currency Swap, these qualify as cash flow hedges associated with obligations with the public, disclosed in Note 21 - Other financial liabilities.

As of December 31, 2025
Entity	Nature of risks covered	Assets		Liabilities		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	87,694,316	CLP	77,105,427	10,588,889	03-15-2032
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	44,539,403	CLP	32,613,703	11,925,700	06-01-2027

As of December 31, 2024
Entity	Nature of risks covered	Assets		Liabilities		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	83,301,885	CLP	76,113,071	7,188,814	03-15-2032
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	71,789,705	CLP	53,997,747	17,791,958	06-01-2027
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	18,426,380	USD	19,856,241	(1,429,861)	06-01-2025
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	11,404,060	EUR	10,328,959	1,075,101	06-02-2025

The Consolidated Statement of Other Comprehensive Income includes under the caption cash flows hedge, for the period ended December 31, 2025 a credit before income taxes of ThCh$ 306,105 (ThCh$ 4,746,744 as of December 31, 2024 and charge of ThCh$ 4,379,170 as of December 31, 2023), related to the fair value of derivatives instruments.

Fair value hierarchies

The financial instruments recorded at fair value in the Statement of Financial Position are classified as follows, depending on the method used to obtain their fair values:

Level 1	Fair values obtained through direct reference to quoted market prices, without any adjustment.

Level 2	Fair values obtained through the use of valuation models accepted in the market and based on prices other than those of Level 1, which may be directly or indirectly observed as of the measurement date (adjusted prices).

Level 3	Fair values obtained through internally developed models or methodologies that use information which may not be observed or which is illiquid.

The fair value of financial instruments recorded at fair value in the Consolidated Financial Statements, is detailed as follows:

As of December 31, 2025	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	1,066,394	-	1,066,394	-
Marketable securities and investments in other companies	1,217,147	1,217,147	-	-
Derivatives designated as hedges	33,711,526	-	33,711,526	-
Total others financial assets	35,995,067	1,217,147	34,777,920	-
Derivatives not designated as hedges	8,361,749	-	8,361,749	-
Derivative designated as hedges	11,196,937	-	11,196,937	-
Total financial derivative liabilities	19,558,686	-	19,558,686	-

As of December 31, 2024	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	3,844,406	-	3,844,406	-
Marketable securities and investments in other companies	822,287	822,287	-	-
Derivatives designated as hedges	37,293,189	-	37,293,189	-
Total others financial assets	41,959,882	822,287	41,137,595	-
Derivatives not designated as hedges	652,079	-	652,079	-
Derivative designated as hedges	12,667,177	-	12,667,177	-
Total financial derivative liabilities	13,319,256	-	13,319,256	-

During the year ended December 31, 2025, the Company has not made any significant instrument transfers between levels 1 and 2.

Credit quality of financial assets

The Company uses two credit assessment systems for its clients: a) Clients with loan insurance are assessed according to the external risk criteria (trade reports, non-compliance and protested documents that are available in the local market), payment capability and equity situation required by the insurance company to grant a loan coverage; b) All other the clients are assessed through an ABC risk model, which considers internal risk (non-compliance and protested documents), external risk (trade reports, non-compliance and protested documents that are available in the local market) and payment capacity and equity situation. The uncollectible rate during the last two years has not been significant.